Intangible assets - Capitalised exploration expenditures and exploration expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 1,508	$ 1,147
Exploration Expenditures	1,126	1,402	$ 1,275
Expensed exploration expenditures previously capitalised	155	71	(53)
Capitalised exploration	(432)	(288)	(427)
Exploration expenses	849	1,185	$ 795
Less than one year
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	480	366
Between one and five years
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	541	443
More than five years
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 487	$ 338